Debt Instruments - Carrying amount of financial assets at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Allowance for impairment losses
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Allowance for impairment losses
Financial assets	317,124	323,452
Government debt securities | Mexico.
Allowance for impairment losses
Financial assets	253,547	224,003
Financial assets at amortized cost category | Debt instruments.
Allowance for impairment losses
Financial assets	52,419	$ 10,758
Financial assets at amortized cost category | Government debt securities | Mexico. | Gross carrying amount
Allowance for impairment losses
Financial assets	52,419
Financial assets at amortized cost category | Government debt securities | Mexico. | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	52,419
Financial assets at amortized cost category | Government debt securities | Mexico. | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 52,419